TAXATION - Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Balance at beginning of year	¥ 64,528	¥ 64,854
Reversal based on tax positions related to prior years	0	(418)
Additions based on tax positions related to the current year	0	92
Balance at end of year	¥ 64,528	¥ 64,528